Financial instruments and risk management (Details Narrative) R$ in Millions	Dec. 31, 2025 BRL (R$) $ / shares	Dec. 31, 2024 BRL (R$)
Put Options [Member]
IfrsStatementLineItems [Line Items]
Notional amount | R$	R$ 480	R$ 2,530
Average strike price | Number	5.24
Call Options [Member]
IfrsStatementLineItems [Line Items]
Average strike price | Number	7.82